SCHEDULE OF INFORMATION ABOUT INVENTORIES (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials		¥ 4,659,000
Work in progress		244,000
Finished goods		26,686,000
Inventories		¥ 31,589,000